Note 44 Balances arising from transactions with entities of the group (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 0	€ 9
Loans and advances to customers	2,125	2,031
Debt Securities Related Party Transactions	8	7
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions related party transactions	2	1
Deposits from customers	202	296
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	156	154
Other Commitments Given Related Party Transactions	756	1,056
Loan commitments given related party transactions	€ 11	€ 11